Debt (Tables)	9 Months Ended
Sep. 30, 2024
Disclosure of long term debt [abstract]
Summary of Foreign Currency Translation
As of September 30, 2024 and 2023, PEMEX used the following exchange rates to translate the outstanding balances in foreign currencies to pesos in the statement of financial position:

	As of September 30,
	2024	2023
U.S. dollar	19.6290	17.6195
Japanese yen	0.1357	0.1180
Pounds sterling	26.3421	21.4975
Euro	21.9472	18.6114
Swiss francs	23.2049	19.2373

Summary of Changes in Consolidated Debt
The following table presents the roll-forward of total debt of PEMEX for each of the nine-month periods ended September 30, 2024 and 2023, which includes short and long-term debt:

	As of September 30,
	2024 (1)		2023 (1)
Changes in total debt:
At the beginning of the year	Ps.	1,794,470,357	Ps.	2,091,463,996
Loans obtained - financing institutions	802,721,233		567,881,697
Debt payments	(904,734,885)		(626,358,506)
Accrued interest (2)(3)	117,720,180		112,220,620
Interest paid	(121,804,035)		(121,388,570)
Foreign exchange	221,704,153		(159,041,031)
At the end of the period	Ps.	1,910,077,003	Ps.	1,864,778,206

(1)These amounts include accounts payable by Financed Public Works Contracts (“FPWC”) (formerly known as, Multiple Services Contracts), which do not generate cash flows.
(2)During 2024, includes Ps.372,828 in premiums and awards amortizations, Ps.(1,494,781) in fees and expenses related to the issuance of debt and Ps.1,852,912 in amortized cost.
(3)During 2023, includes Ps.(49,879) in premiums and awards amortizations, Ps.(984,320) in fees and expenses related to the issuance of debt and Ps.2,462,958 in amortized cost.